Net finance costs	12 Months Ended
Dec. 31, 2025
Net finance costs
Net finance costs

5. Net finance costs

Net finance costs are comprised of finance costs and finance income, including net finance costs in relation to pensions and similar obligations.

Finance income includes income on cash and cash equivalents and income on other financial assets. Finance costs include interest costs in relation to financial liabilities and ineffectiveness on hedges recognised in the income statement. This includes interest on lease liabilities which represents the unwind of the discount rate applied to lease liabilities.

Borrowing costs are recognised based on the effective interest method.

Net finance costs

In millions of €	Note	2025	2024	2023
Finance expenses		(139)	(13)	(10)
- Interest expense (a)	14C	(117)	(6)	(3)
- Net Foreign Exchange gain or loss		(13)	—	—
- Interest on lease liabilities		(9)	(7)	(7)
Pensions and similar obligations		(9)	(12)	(11)
Finance income		27	8	1
- Gain/(loss) on remeasurement of put option	14B	12	6	—
- Other finance income		15	2	1
Net Finance Costs		(121)	(17)	(20)

(a)	Includes €71 million on loans from Unilever to fund the Separation from 1 July 2025 until the Demerger and €16 million of bond interest and fees (see Note 14C).